Information related to Opella, presented within discontinued operations (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures
The table below shows the main items presented within Net income from discontinued operations:

(€ million)	June 30, 2026	June 30, 2025
Net sales and other revenues (a)	—	1,736
Operating income (a)	—	266
Gain on disposal of Opella before tax	18	2,781
Income before tax and investments accounted for using the equity method, including gain on disposal of Opella before tax	22	3,039
Income tax expense (b)	4	(158)
Net income from discontinued operations (Opella)	26	2,881
(a) For the first half of 2025, these lines include the net sales and operating income of Opella until the date of loss of control.
(b) In 2025, this line includes an expense of €88 million related to the tax impact on the gain arising on the loss of control of Opella.